OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets

	As of December 31,
	2020	2021
	RMB	RMB
Prepayments for land use right	26,550,000	—
Other*	4,280,304	2,367,064

Other non-current assets	30,830,304	2,367,064
*	Other mainly include deposits and prepayments for equipment.